FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 7,704	$ 8,549
Financial assets, at fair value	7,704	8,549
Financial liabilities	55,562	60,623
Financial liabilities, at fair value	55,649	60,553
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	47,993	51,499
Financial liabilities, at fair value	48,080	51,429
Debt obligations | Held for sale | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	816
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,307	2,690
Financial liabilities, at fair value	1,307	2,690
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	89	139
Financial liabilities, at fair value	89	139
Accounts payable and other liabilities | Held for sale | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	53	82
Derivatives | Other non-current liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	168	115
Financial liabilities, at fair value	168	115
Derivatives | Accounts payable and other liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	465	356
Financial liabilities, at fair value	465	356
Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	45	50
Loan payable | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	9	16
Financial liabilities, at fair value	9	16
Accounts payable | Other non-current liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	545	601
Financial liabilities, at fair value	545	601
Accounts payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,287	2,442
Financial liabilities, at fair value	2,287	2,442
Loans and notes payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,699	2,765
Financial liabilities, at fair value	2,699	2,765
Amortized cost | Loans and notes receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	668	924
Financial assets, at fair value	668	924
Amortized cost | Other non-current assets | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	90	9
Financial assets, at fair value	90	9
Amortized cost | Other non-current assets | Other marketable securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	29	28
Financial assets, at fair value	29	28
Amortized cost | Other non-current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	343	378
Financial assets, at fair value	343	378
Amortized cost | Current assets | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	825	788
Financial assets, at fair value	825	788
Amortized cost | Current assets | Accounts receivable | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	72	58
Amortized cost | Current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	317	350
Financial assets, at fair value	317	350
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,706	2,253
Financial assets, at fair value	1,706	2,253
Amortized cost | Cash and cash equivalents | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3
FVTPL | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,511	3,416
Financial assets, at fair value	3,511	3,416
FVTOCI | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	20	27
Financial assets, at fair value	20	27
FVTOCI | Current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12	11
Financial assets, at fair value	12	11
FVTOCI/FVTPL | Other non-current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	76	100
Financial assets, at fair value	76	100
FVTOCI/FVTPL | Current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	107	265
Financial assets, at fair value	$ 107	$ 265